INVESTMENT ADVISER
  HAWAIIAN TRUST COMPANY, LIMITED
  Financial Plaza of the Pacific
  P.O. Box 3170
  Honolulu, Hawaii 96802

ADMINISTRATOR AND FOUNDER
  AQUILA MANAGEMENT CORPORATION
  380 Madison Avenue, Suite 2300
  New York, New York 10017

BOARD OF TRUSTEES
  Lacy B. Herrmann, Chairman
  Vernon R. Alden
  Arthur K. Carlson
  William M. Cole
  Thomas W. Courtney
  Richard W. Gushman, II
  Stanley W. Hong
  Theodore T. Mason
  Russell K. Okata
  Douglas Philpotts
  Oswald K. Stender

OFFICERS
  Lacy B. Herrmann, President
  Sherri Foster, Senior Vice President
  William C. Wallace, Senior Vice President
  Rose F. Marotta, Chief Financial Officer
  Richard F. West, Treasurer
  Edward M.W. Hines, Secretary

DISTRIBUTOR
  AQUILA DISTRIBUTORS, INC.
  380 Madison Avenue, Suite 2300
  New York, New York 10017

CUSTODIAN
  BANK ONE TRUST COMPANY, N.A.
  100 East Broad Street
  Columbus, Ohio 43271

TRANSFER AND SHAREHOLDER SERVICING AGENT
  ADMINISTRATIVE DATA
   MANAGEMENT CORP.
  581 Main Street
  Woodbridge, New Jersey 07095-1198

INDEPENDENT AUDITORS
  KPMG PEAT MARWICK LLP
  345 Park Avenue
  New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.




ANNUAL
REPORT
MARCH 31, 1997

HAWAIIAN
TAX-FREE
TRUST

A TAX-FREE INCOME INVESTMENT

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

[Logo of Aquila Group of Funds: eagle's head]

ONE OF THE
AQUILASM GROUP OF FUNDS

[Logo of Hawaiian Tax-Free Trust: a palm tree in front of a circle which has an island and water within it]

SERVING HAWAII INVESTORS FOR OVER A DECADE

                      HAWAIIAN TAX-FREE TRUST
                           ANNUAL REPORT

                    "THE VALUE OF STEADFASTNESS"

                                                          April 21, 1997

Dear Investor:

            Most of us have heard, at one time or another, the story of the tortoise and the hare. With respect to your investment in Hawaiian Tax-Free Trust, this old adage, detailing the virtue of steadfastness, speaks volumes. If the finish line you are seeking to cross is one of capital preservation and double tax-free income, then an investment which performs much like the tortoise just might "win the race."

THE CALL OF THE STOCK MARKET

            As I am sure you will agree, recent years have been banner ones for the stock market. The spectacular price increases experienced have made the appeal of investing in equity securities extremely powerful and, at times, almost irresistible.

            If it were possible to know in advance just what and when to buy or sell in order to maximize profit, then constantly switching your investment vehicle, trying to capture the latest trend, would be uncomplicated.

            Unfortunately, "timing" the market, with any degree of consistency, is near impossible. We have generally found that, for the average investor, switching continuously from one security to another in the management of his/her investment portfolio tends to be a fruitless, often imprudent, exercise. With the degree of volatility inherent in the equity markets, missing an upturn or downturn could result in a disastrous loss of invested principal.

PROUD TO BE A TORTOISE

            Our various survey results indicate that a substantial portion of investors in Hawaiian Tax-Free Trust are retirees or pre-retirees. This is the group that we have found to be particularly concerned about capital preservation.

            Accordingly, staying on track with your investment in the Trust could well prove to be the most appropriate course to follow.

            Although equity investments can be rewarding for a portion of one's capital, it is still critical to keep firmly in mind your overall investment goal and not get disproportionately distracted by the dazzle of other investments.

            It is no great secret that municipal bonds, such as those in which the Trust invests, are generally not exciting investments. Unlike stocks, they do not experience abrupt, dramatic highs. However, it must be kept in mind that municipal bonds also do not experience the dumbfounding lows of stocks. Municipal bond funds just plod along from year to year, much like the tortoise, producing consistent DOUBLE TAX-FREE results for shareholders.

            While being a tortoise may not be as glamorous as being a hare, this should not represent a cause for concern. The end result is really what counts - not how you got there, but that you got there at all.

CAPITAL PRESERVATION STRATEGIES

            Although capital preservation is not guaranteed, the Trust does take some very deliberate steps to ensure that there will be minimal volatility in share price over a reasonable time frame.

            The Trust's basic philosophy is "don't put all your eggs in one basket." And, when you choose the eggs for that basket, choose only quality ones.

            DIVERSIFICATION

                  DIVERSIFICATION is a key stability tool used in the construction of the Trust's investment portfolio. At March 31, 1997, over 230 separate municipal issues were represented in the Trust's portfolio. Having such a breadth of participation helps to ensure against any significant loss of principal by the Trust in the remote event anything ever did go wrong with a particular issuer. Such diversification also enables the Trust to participate in financing many different vital public purpose projects in numerous communities throughout Hawaii, thereby benefitting residents of the entire state.

            QUALITY

                  We have found from experience that sticking with QUALITY is best in the long run. Therefore, investments in the Trust are specifically limited to only the top four credit ratings, or equivalent, of the nine assignable to municipal securities by nationally-known credit rating services. At March 31, 1997, 94% of the portfolio was comprised of the top three credit ratings - AAA, AA, AND
      A. Furthermore, within the Trust's Investment Portfolio, 76.8% of the Trust's Assets were in the highest credit rating - AAA.

      AS AN EXTRA MEASURE OF CAPITAL PRESERVATION, ESPECIALLY IN LIGHT OF HAWAII'S CURRENT FINANCIAL DIFFICULTIES, MANAGEMENT HAS SOUGHT TO HAVE A SUBSTANTIAL AMOUNT - APPROXIMATELY 70% - OF THE TRUST'S HOLDINGS OF MUNICIPAL SECURITIES INSURED BY NATIONALLY-KNOWN SPECIALIZED MUNICIPAL BOND INSURANCE COMPANIES. THIS INSURANCE IS DESIGNED TO PROVIDE FOR THE TIMELY PAYMENT OF INTEREST AND PRINCIPAL WHEN DUE, IN THE EVENT AN ISSUER SHOULD DEFAULT.

            MATURITY

                  Emphasis is also placed on having A SPREAD OF MATURITIES in the Trust's investment portfolio. As you probably are aware, short term maturities tend to have very little price fluctuation, but produce a lesser rate of return than longer maturity securities. Conversely, long-term maturities produce a higher return level, but have a much higher price volatility factor than shorter-term issues since they reflect the risks associated with the unpredictability of future events and the potential interest rate changes over the extended life of the municipal bond.

                  By creating a blend of maturities, ranging from under one year to over 20 years in length, the Trust attempts to provide you with a satisfactory level of return without subjecting the share price to excessive swings as interest rates move up and down. Thus, the current average maturity of the Trust's portfolio is the relatively intermediate term of 14.5 years and the effective duration is 7.25 years.

            The Trust's Investment Adviser, HAWAIIAN TRUST COMPANY, LTD., examines the above elements very carefully when selecting each individual "egg" for your basket of investments in order to obtain the most appropriate fit. Such careful attention seeks to provide protection for shareholders' capital and promote stability.

TAX-FREE RATE OF RETURN

            What many investors sometime forget is that while the level of income from the Trust may seem unimpressive on the surface, it is DOUBLE TAX-FREE - free of both regular Federal and State of Hawaii income taxes. When the rate of return achieved by the Trust is converted into a taxable equivalent rate, the outcome is generally quite an eye-opener.

[Graphic of bar chart with the following information:]

HAWAIIAN TAX-FREE TRUST'S DOUBLE TAX-FREE DISTRIBUTION RATE AS COMPARED TO THE TAXABLE EQUIVALENT RATE AN INVESTOR WOULD HAVE TO EARN AT VARIOUS TAX BRACKETS

Tax Bracket    Taxable Equivalent Rate    Double Tax-Free Distribution Rate
28%            7.75%                      5.02%
31%            8.19%                      5.02%
36%            8.86%                      5.02%
39.6%          9.42%                      5.02%

            The above chart shows the average annualized level of DOUBLE TAX-FREE income return distributed to shareholders from April 1, 1996 to March 31, 1997, as measured against the maximum public offering price. It additionally illustrates the rate of taxable income return one would have had to earn in order to equate to the DOUBLE TAX-FREE income return generated by the Trust.

            As you will note, if one were in the 28% Federal income tax bracket, a TAXABLE return of 7.75% would have to be achieved to match the 5.02% DOUBLE TAX-FREE return of the Trust. In the highest Federal income tax bracket of 39.6%, the equivalent return would have had to have been 9.42%. However, no matter which Federal income tax bracket applies, you can readily see that there is quite a difference between the TAXABLE and the DOUBLE TAX-FREE return levels.

OUR PLEDGE TO YOU

            Management of Hawaiian Tax-Free Trust values the confidence you have placed in us. You can be assured that we will steadfastly strive to help you cross the finish line of your investment goal.

                                                  Sincerely,
                                                  /s/ Lacy B. Herrmann
                                                  Lacy B. Herrmann
                                                  President and Chairman
                                                  of the Board of Trustees

                                The performance shown represents that of Class A shares. Such performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The Trust's average annual total return as of 3/31/97 for the past one-year period was 4.67%; for the past five-year period was 6.07%; for the past ten-year period was 6.52%; and since inception was 8.04%. These returns do not take into consideration the maximum sales charge of 4%. Returns would be less if the sales charge was applied. As of 3/31/97, the Trust's 30-day SEC yield was 4.81%.

MANAGEMENT DISCUSSION OF TRUST PERFORMANCE

            The graph below illustrates the value of $10,000 invested in Class A Shares of Hawaiian Tax-Free Trust at inception of the Trust in February, 1985 and maintaining this investment through the Trust's latest fiscal year end, March 31, 1997, as compared with a hypothetical similar size investment in the Lehman Brothers Municipal Bond Index (the "Index") of municipal securities and the Consumer Price Index (a cost of living index) over that same period. The total return of the investment in the Trust is shown after deduction of the maximum sales charge of 4% at the time of initial investment. It also reflects deduction of the Trust's annual operating expenses and reinvestment of monthly dividends and capital gains distributions without sales charge. On the other hand, the Index does not reflect any sales charge nor operating expenses but does reflect reinvestment of interest. The performance of the Trust's other classes, first offered on April 1, 1996, may be greater or less than the Class A shares performance indicated on this graph, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

            It should also be specifically noted that the Index is nationally oriented and consisted, over the period covered by the graph, of an unmanaged mix of between 8,000 to 35,000 investment-grade long-term municipal securities of issuers throughout the United States. However, the Trust's investment portfolio consisted of a significantly lesser number of investment-grade tax-free municipal obligations, principally of Hawaii issuers, over the same period. The maturities, market prices, and behavior of the individual securities in the Trust's investment portfolio can be affected by local and regional factors which might well result in variances from the market action of the securities in the Index.

            Consequently, much of the difference in performance of the Index versus the Trust can be attributed to the lack of application of annual operating expenses and initial sales charge to the Index. Additionally, a portion of the difference in performance can be attributed to the different characteristics in the single-state market of the securities in the Trust's portfolio as compared with the national orientation of the securities in the Index.

            Since its inception, the Trust has been managed to provide as stable a share value as possible consistent with producing a competitive income return to shareholders. It has not been managed for maximum total return, since one of the aims of management in structuring the portfolio of the Trust is to reduce fluctuations in the price of the Trust's shares resulting from changes in interest rates.

            As can be observed, however, the pattern of the Trust's results and that of the Index over the period since inception of the Trust track quite similarly, even though they are not entirely comparable in character.



[Graphic of line chart with the following information:]

PERFORMANCE COMPARISON

        Lehman Brothers           Trust After               Cost of
        Municipal Bond            Sales Charge and          Living
        Index ($)                 Expenses ($)              Index ($)
2/85    10,000                          9,600               10,000
3/85    10,086                          9,571               10,019
3/86    12,817                         11,912               10,178
3/87    14,223                         13,022               10,562
3/88    14,580                         13,306               10,974
3/89    15,629                         14,268               11,536
3/90    17,277                         15,537               12,079
3/91    18,872                         16,693               12,669
3/92    20,758                         18,216               13,062
3/93    23,818                         20,206               13,483
3/94    24,370                         20,654               13,801
3/95    26,189                         21,842               14,223
3/96    28,384                         23,406               14,625
3/97    29,936                         24,491               15,052


[Graphic of table with the following information:]
Trust's average annual total return

For the Period Ended       1          5            10        Life of Trust
March 31, 1997             Year       Years        Years     Since 2/20/85
Including Sales
Charge and Expenses        0.49%      5.21%        6.09%      7.67%

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RESULTS

            During the past year the bond market was characterized by much volatility as sentiment vacillated between fears of inflation and relief over signs of slower growth. Bond prices were driven by fear toward the possibility that the Federal Reserve may raise interest rates to stamp out inflation. Aside from the occasional errant signal, inflation to date has remained benign. However the Federal Reserve Board, citing tight labor conditions and "irrational exuberance" in the equity markets, raised the Fed Funds' rate by 25 basis points in March in an attempt to preempt the economy from overheating. Against this backdrop and with flat tax proposals faded from memory, municipal bonds outperformed taxable bonds, going from over 90% of comparable treasury yields to barely 80% of treasury yields. Long term municipal bond yields ended the year almost unchanged while long term treasury bond yields increased by approximately 40 basis points. Shorter term municipal bond yields moved up more but also outperformed comparable treasuries. Despite the superior performance, municipal bond funds, like their taxable counterparts, did not experience significant cashflow as most investors were focused on the equity market where prices moved higher throughout the year.

            During the past year, the State of Hawaii continued to wrestle with budgetary problems. Tourism, Hawaii's economic mainstay, led the recovery at the beginning of 1996 but began to fade towards the end of the year as currency exchange rates between the Yen and the U.S. dollar began to swing in favor of the U.S. dollar. The combination of the weaker Yen and a weak Japanese economy caused Japanese tourist spending to decline substantially. The number of days of hotel stay also declined but it was offset to some extent by higher room rates. Meanwhile, construction spending remained weak in both the private and public sectors. Real estate prices also continued to drift lower due to a large inventory that could not be absorbed by the soft economy. All these factors combined to support a continuing trend of flat revenue growth. In contrast, expenses continue to soar, led by wage increases for public employees. Uncertainties surrounding the State's payments to OHA (Office of Hawaiian Affairs) for ceded lands and potential wage increases for other public employee bargaining units raised further concerns. The Governor, in an attempt to stimulate the economy through construction spending, unveiled an aggressive $1 billion capital improvement program which was recently approved by the legislature. As a consequence of that, and the attendant accelerated debt issuance plan to fund the program, at a time when revenue growth has remained stagnant, Standard and Poor's downgraded the State's general obligation debt rating from AA to A+. Although Moody's did not downgrade the State's debt rating, under their new rating scale, the State's debt is rated AA3 which puts it at the lowest end of the AA range. This means that the State's financial ratios are weaker than the average AA credit.

            The combination of concern over the protracted soft economy, and the economies of scale available to the Trust's adviser in the negotiation of municipal bond insurance premium, prompted a strategy of attaching secondary municipal bond insurance to almost all of the existing holdings in the Trust.
 In addition, we also made a decision to add only insured bonds to the portfolio. Due to our proactive strategy, the rating of the State General Obligations Bonds in the Trust are unaffected by the downgrade and continue to carry a AAA rating. The Trust continues to have an average rating of AAA with approximately 77% of the portfolio holdings rated AAA and 14% rated AA.

            Under this challenging environment, Hawaiian Tax-Free Trust continues to meet its objectives of high after tax income (exempt from Federal and State of Hawaii income taxes), and principal preservation through a very high credit quality portfolio. Looking ahead, we expect interest rates to decline after some near term volatility caused by uncertainty over further Federal Reserve tightening. We expect economic growth to slow down as high consumer debt levels will stifle consumer spending. This, together with benign inflation, will create an environment for lower interest rates and a more stable bond market. Our strategy going forward will incorporate this outlook while being mindful of the objectives of high after tax income and principal preservation.

KPMG Peat Marwick LLP
Certified Public Accountants

                      INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Hawaiian Tax-Free Trust:

    We have audited the accompanying statement of assets and liabilities of Hawaiian Tax-Free Trust, including the statement of investments, as of March 31, 1997, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 1997, by correspondence with the custodian as well as other appropriate auditing procedures for securities purchased but not received. An audit also includes assessing the accounting principles used, and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Hawaiian Tax-Free Trust as of March 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.

                                                 KPMG Peat Marwick LLP

New York, New York
May 9, 1997

                      HAWAIIAN TAX-FREE TRUST
                     STATEMENT OF INVESTMENTS
                          MARCH 31, 1997

                                                    RATING
   FACE                                             MOODY'S/
  AMOUNT           HAWAII (98.0%)                   S&P              VALUE
                   Board of Regents, University
                     of Hawaii University
                     System Revenue Bonds,
                     Series G, AMBAC Insured,          Aaa/AAA
 $ 2,910,000         5.650%, 10/01/12                             $ 2,880,900
   4,290,000         5.700%, 10/01/17                               4,231,013
                   Board of Regents, University
                     of Hawaii University
                     System Revenue Bonds,
                     Series I, FGIC Insured,           Aaa/AAA
     145,000         4.600%, 10/01/01                                 143,913
     155,000         4.700%, 10/01/02                                 153,450
   1,110,000         5.300%, 10/01/08                               1,096,125
   2,825,000         5.500%, 10/01/18                               2,715,531
                   Board of Water Supply City
                     and County of Honolulu,
                     Hawaii Water System Revenue
                     Bonds, Series 1996,
                     MBIA Insured,                      Aaa/AAA
   1,090,000         5.400%, 07/01/09                               1,080,463
   1,750,000         5.800%, 07/01/16                               1,754,375
   1,500,000         5.800%, 07/01/21                               1,496,250
                   City and County of Honolulu
                     Multifamily Housing
                     Revenue Bonds  (Cambridge
                     Park Project) 1988
                     Series A,                          NR/NR*
   8,000,000         5.850%, 12/01/02                               8,090,000
                   City and County of Honolulu,
                     Hawaii General
                     Obligation Bonds Series A,
                     FGIC Insured,                      Aaa/AAA
   5,385,000         7.300%, 07/01/03                               6,031,200
   2,895,000         7.350%, 07/01/05                               3,311,156
   4,790,000         7.350%, 07/01/06                               5,526,463
   9,970,000         7.350%, 07/01/07                              11,590,125
   3,600,000         7.350%, 07/01/08                               4,207,500
   2,500,000         6.000%, 01/01/12                               2,615,625
   1,000,000         5.625%, 09/01/14                                 991,250


                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series 1995, MBIA
                     Insured,                           Aaa/AAA
   2,215,000         6.000%, 11/01/09                               2,350,669
   1,500,000         6.000%, 11/01/10                               1,580,625
   1,000,000         5.250%, 11/01/13                                 958,750
   1,835,000         5.500%, 11/01/14                               1,793,713
   3,130,000         5.000%, 11/01/15                               2,871,775
                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series 1994A, FGIC
                     Insured,                           Aaa/AAA
   1,000,000         5.700%, 04/01/09                               1,027,500
   4,000,000         5.750%, 04/01/11                               4,070,000
   3,800,000         5.750%, 04/01/13                               3,847,500
                   City and County of Honolulu,
                     Hawaii General Obligation
                     Bonds Series 1994B, FGIC
                     Insured,                           Aaa/AAA
   4,480,000         6.000%, 06/01/10                               4,648,000
   2,030,000         6.100%, 06/01/11                               2,116,275
   3,000,000         6.100%, 06/01/12                               3,127,500
   4,650,000         6.125%, 06/01/13                               4,830,188
   4,155,000         6.125%, 06/01/14                               4,295,231
                   City and County of Honolulu
                     Hawaii General Obligation
                     Bonds, Refunding and Improvement
                     Series, 1993A Fixed Rate Bonds,
                     FGIC Insured,                      Aaa/AAA
   5,825,000         6.000%, 01/01/11                               6,116,250
                   City and County of Honolulu
                     Hawaii General Obligation Bonds,
                     Refunding and Improvement
                     Series, 1993B Fixed Rate Bonds,
                     FGIC Insured,                      Aaa/AAA
   9,800,000         5.500%, 10/01/11                               9,824,500
   1,050,000         6.000%, 12/01/15                               1,078,875
                   City and County of Honolulu,
                     Hawaii General Obligation Water
                     Bonds, Series 1992,
                     FGIC Insured,                       NR/AAA
   1,125,000         6.000%, 12/01/12                               1,179,844


                   City and County of Honolulu
                     Improvement District No. 261
                     (Halawa Business Park),
                     Improvement District Bonds,         NR/NR*
     365,000         6.700%, 10/15/04                                 390,094
     355,000         6.800%, 10/15/05                                 381,625
     345,000         6.900%, 10/15/06                                 374,325
                   City and County of Honolulu
                     Mortgage Revenue Refunding
                     Bonds, Series 1992A (FHA Insured
                     Mortgage Loan-- Smith-Beretania
                     Apartments Section 8 Assisted
                     Project), MBIA Insured,             Aaa/AAA
   2,985,000         7.800%, 07/01/24                               3,201,413
                   City and County of Honolulu
                     Multifamily Housing Revenue
                     Bonds  (GNMA Collateralized -
                     Waipahu Towers  Project) 1995
                     Series A,                           NR/AAA
   3,000,000         6.900%, 06/20/35                               3,135,000
                   Kauai County Revenue Bonds,
                     Series A, MBIA Insured,             Aaa/AAA
     535,000         6.400%, 02/01/02                                 538,847
     570,000         6.500%, 02/01/03                                 574,281
                   Kauai County General Obligation
                     Escrowed to Maturity Bonds,         A/NR
     615,000         9.000%, 08/01/04                                 763,369
     665,000         9.000%, 08/01/05                                 837,900
                   County of Kauai, State of Hawaii
                     General Obligation Refunding
                     Bonds, 1992 Series A,B & C,
                     AMBAC Insured,                       Aaa/AAA
     155,000         5.250%, 04/01/01                                 157,906
     295,000         5.250%, 08/01/01                                 300,900
     930,000         5.250%, 08/01/01                                 948,600
     330,000         5.450%, 08/01/03                                 339,075
   1,030,000         5.450%, 08/01/03                               1,058,325
     435,000         5.900%, 08/01/08                                 455,663
   1,355,000         5.900%, 08/01/08                               1,419,363
   1,300,000         5.950%, 08/01/10                               1,363,375

                   County of Kauai, State of Hawaii
                     General Obligation Refunding
                     Bonds, Series 1994A
                     & 1994B, MBIA Insured,               Aaa/AAA
     170,000         5.100%, 02/01/01                                 172,125
     365,000         5.200%, 02/01/02                                 370,931
     185,000         5.200%, 02/01/02                                 188,006
     460,000         5.300%, 02/01/03                                 468,625
     190,000         5.300%, 02/01/03                                 193,563
     185,000         5.400%, 02/01/04                                 188,931
     215,000         5.500%, 02/01/05                                 220,106
     215,000         5.600%, 02/01/06                                 220,644
   1,010,000         5.700%, 02/01/07                               1,039,038
                   Kauai County General Obligation
                     Public Improvement Bonds Series
                     1990 Pre-Refunded Bonds, AMBAC
                     Insured,                           Aaa/AAA
     780,000         7.100%, 08/01/01                                 846,300
     960,000         7.300%, 08/01/04                               1,047,600
   1,030,000         7.350%, 08/01/05                               1,125,275
   1,185,000         7.450%, 08/01/07                               1,299,056
   1,370,000         7.500%, 08/01/09                               1,503,575
   1,470,000         7.500%, 08/01/10                               1,613,325
                   County of Kauai, State of Hawaii
                     Rental Housing Revenue Bonds
                     (Paanau Project) Series 1992,      NR/NR*
   2,050,000         7.250%, 04/01/12                               2,065,375
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds
                     Series A, MBIA Insured,            Aaa/AAA
   1,075,000         6.000%, 06/01/15                               1,103,219
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds
                     1995, FGIC Insured,                Aaa/AAA
     685,000         5.350%, 06/01/02                                 701,269
     720,000         5.150%, 06/01/03                                 728,100
     755,000         5.150%, 06/01/04                                 760,663
     930,000         5.050%, 06/01/08                                 907,913
     980,000         5.050%, 06/01/09                                 946,925
   1,040,000         5.150%, 06/01/10                               1,003,600


   1,100,000         5.200%, 06/01/11                               1,058,750
   1,160,000         5.200%, 06/01/12                               1,115,050
   1,230,000         5.200%, 06/01/13                               1,174,650
   1,300,000         5.250%, 06/01/14                               1,236,625
   1,380,000         5.250%, 06/01/15                               1,305,825
                   County of Maui, Hawaii General
                     Obligation Refunding Bonds 1993
                     Series B, 1993 Series C, 1993
                     Series D, 1993 Series E,
                     FGIC Insured,                       Aaa/AAA
     750,000         5.000%, 09/01/03                                 752,813
   1,815,000         5.000%, 09/01/07                               1,774,163
   2,125,000         5.000%, 09/01/08                               2,066,563
   1,000,000         5.000%, 09/01/09                                 961,250
   1,000,000         5.000%, 09/01/10                                 950,000
   3,000,000         5.125%, 12/15/11                               2,865,000
   1,245,000         5.750%, 01/01/13                               1,257,450
   1,045,000         5.125%, 12/15/13                                 988,831
                   Maui County General Obligation
                     Pre-Refunded Bonds Series A,
                     AMBAC Insured,                      Aaa/AAA
   3,000,000         6.800%, 12/01/09                               3,247,500
   3,000,000         6.800%, 12/01/10                               3,247,500
                   Maui County Water System Revenue
                     Pre-Refunded Bonds Series A,
                     FGIC Insured,                       Aaa/AAA
   1,150,000         6.100%, 12/01/02                               1,226,188
   1,225,000         6.200%, 12/01/03                               1,312,281
   1,300,000         6.300%, 12/01/04                               1,397,500
   1,390,000         6.400%, 12/01/05                               1,499,463
   1,280,000         6.500%, 12/01/06                               1,387,200
   1,250,000         6.600%, 12/01/07                               1,359,375
   1,690,000         6.650%, 12/01/08                               1,842,100
   1,470,000         6.650%, 12/01/09                               1,602,300
   1,930,000         6.700%, 12/01/10                               2,106,113
   1,730,000         6.700%, 12/01/11                               1,887,863

                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds
                     (Citizens Utilities Company
                     Project),                           NR/AA+
   3,400,000         6.900%, 11/01/15++                             3,582,750
   5,000,000         6.600%, 07/01/22++                             5,181,250
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Lutheran
                     Good Samaritan Society Project),
                     AMBAC Insured,                      Aaa/AAA
   2,045,000         4.700%, 11/01/06                               1,960,644
                   Department of Budget and Finance of
                     the State of Hawaii Special
                     Purpose Revenue Bonds (The
                     Evangelical Lutheran Good Samaritan
                     Society), Refunding Series 1993,
                     AMBAC Insured,                      Aaa/AAA
     700,000         4.400%, 11/01/01                                 688,625
     730,000         4.500%, 11/01/02                                 716,313
                   Department of Budget and Finance of
                     the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Company Inc. Project),
                     MBIA Insured,                       Aaa/AAA
   8,100,000         6.875%, 04/01/12                               8,347,374
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Light Company, Inc.
                     Project), MBIA Insured,             Aaa/AAA
   5,600,000         7.200%, 12/01/14                               6,083,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Co., Inc., and
                     Subsidiaries Projects), Series
                     1995A, MBIA Insured,                 Aaa/AAA
  13,000,000         6.600%, 01/01/25                              13,520,000
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Hawaiian
                     Electric Company, Inc. Project),
                     Series 1996A, MBIA Insured,          Aaa/AAA
   1,000,000         6.200%, 05/01/26                               1,008,750

                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (Maui
                     Electric Company, Limited Project),
                     MBIA Insured,                        Aaa/AAA
   2,195,000         6.875%, 04/01/12                               2,262,035
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds
                     (Kaiser-Permanente Medical Care
                     Program),                           Aa3/AA
   3,565,000         6.500%, 03/01/11                               3,712,056
  11,450,000         6.250%, 03/01/21                              11,750,563
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue (Kapiolani Health
                     Care System) Series 1993,
                     MBIA Insured,                       Aaa/AAA
   1,000,000         6.300%, 07/01/08                               1,060,000
   6,000,000         6.400%, 07/01/13                               6,337,500
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue (Kapiolani Health
                     Care System) Series 1996,
                     MBIA Insured,                        Aaa/AAA
   1,000,000         6.000%, 07/01/11                               1,018,750
   1,000,000         6.200%, 07/01/16                               1,035,000
   1,000,000         6.250%, 07/01/21                               1,028,750
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Pre-Refunded Bonds
                     - Kapiolani Health Care System
                     (Pali Momi Medical Center Project),
                     Series 1991,                         Aaa/AAA
   3,000,000         7.600%, 07/01/10                               3,382,500
  11,200,000         7.650%, 07/01/19                              12,656,000
                   Department of Budget and Finance of
                     the State of Hawaii Special Purpose
                     Revenue Bonds (The Queen's Medical
                     Center Project), FGIC Insured,       Aaa/AAA
   1,850,000         7.000%, 07/01/08                               1,951,750
   9,750,000         6.500%, 07/01/12                              10,042,500
   2,910,000         6.200%, 07/01/22                               3,146,438


                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (The
                     Queen's Health System), Series A,    Aa3/AA
   4,000,000         6.050%, 07/01/16                               4,060,000
   8,625,000         6.000%, 07/01/20                               8,700,469
   3,500,000         5.750%, 07/01/26                               3,408,125
                   Department of Budget and Finance
                     of the State of Hawaii Special
                     Purpose Revenue Bonds (St. Francis
                     Medical Centers), Refunding
                     Series 1992, FSA Insured,            Aaa/AAA
  20,000,000         6.500%, 07/01/22++                            21,025,000
                   Department of Hawaiian Home Lands
                     (State of Hawaii) Revenue Bonds,
                     Series 1991,                         NR/NR*
     610,000         6.700%, 07/01/97                                 613,099
     655,000         6.800%, 07/01/98                                 669,738
     700,000         6.900%, 07/01/99                                 722,750
     745,000         7.000%, 07/01/00                                 781,319
     800,000         7.100%, 07/01/01                                 850,000
     855,000         7.200%, 07/01/02                                 921,263
     915,000         7.300%, 07/01/03                                 990,488
     985,000         7.400%, 07/01/04                               1,066,263
   1,055,000         7.500%, 07/01/05                               1,140,719
   1,135,000         7.550%, 07/01/06                               1,225,800
   1,225,000         7.600%, 07/01/07                               1,319,938
   1,415,000         7.650%, 07/01/09                               1,522,894
   1,520,000         7.650%, 07/01/10                               1,635,900
   1,640,000         7.650%, 07/01/11                               1,760,950
                   Department of Transportation of
                     the State of Hawaii Special
                     Facility Revenue Bonds
                     (Matson Terminals, Inc.),
                     Refunding Series 1993,              NR/A-
  11,875,000         5.750%, 03/01/13                              11,637,500


                   Hawaii Housing Authority Single
                     Family Mortgage Purchase Revenue
                     Bonds, 1986 Series B,               Aa2/A
   3,810,000         7.375%, 07/01/16                               3,895,992
   5,895,000         8.000%, 07/01/16                               6,037,364
   1,260,000         9.250%, 07/01/17                               1,281,748
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     University of Hawaii Faculty
                     Housing Project, AMBAC Insured,     Aaa/AAA
   2,125,000         5.650%, 10/01/16                               2,095,781
   4,000,000         5.700%, 10/01/25                               3,935,000
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     Rental Housing System
                     Revenue Bonds 1993 Series A,        A1/NR
   2,000,000         5.600%, 07/01/12                               1,962,500
   3,000,000         5.700%, 07/01/18                               2,917,500
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     Single Family Mortgage
                     Purchase Revenue Bonds,             Aa2/A
   1,135,000         8.125%, 07/01/19                               1,183,238
   7,075,000         7.000%, 07/01/31                               7,375,688
                   Housing Finance and Development
                     Corporation (State of Hawaii)
                     Single Family Mortgage Purchase
                     Revenue Bonds 1994 Series A & B,    Aa2/A
   2,500,000         5.700%, 07/01/13                               2,500,000
  15,500,000         5.850%, 07/01/17                              15,364,375
  10,000,000         6.000%, 07/01/26                               9,837,500
                   County of Hawaii, Hawaii General
                     Obligation Pre-Refunded Refunding
                     and Improvement Series 1990A,
                     FGIC Insured,                       Aaa/AAA
   2,380,000         7.250%, 06/01/08                               2,585,275
   2,550,000         7.300%, 06/01/09                               2,773,125

                   County of Hawaii, Hawaii General
                     Obligation Bonds Refunding and
                     Improvement Series 1993A,
                     FGIC Insured,                       Aaa/AAA
   1,000,000         5.200%, 05/01/04                               1,010,000
   2,700,000         5.450%, 05/01/07                               2,747,250
   3,170,000         5.500%, 05/01/08                               3,213,588
   2,500,000         5.550%, 05/01/09                               2,537,500
   4,905,000         5.600%, 05/01/11                               4,960,181
   1,000,000         5.600%, 05/01/12                               1,007,500
   1,000,000         5.600%, 05/01/13                                 996,250
                   County of Hawaii, Hawaii Public
                     Improvement Bonds 1996 Series A,
                     FGIC Insured,                       Aaa/AAA
   1,440,000         4.500%, 02/01/05                               1,382,400
   1,900,000         5.000%, 02/01/11                               1,795,500
   1,970,000         5.100%, 02/01/12                               1,876,425
   2,205,000         5.200%, 02/01/14                               2,086,481
   2,440,000         5.200%, 02/01/16                               2,278,350
                   Hawaii Community Development
                     Authority Improvement District
                     Bonds (Kakaako Community
                     Development District Improvement
                     District 3),                        NR/NR*
     140,000         6.800%, 07/01/97                                 140,832
     150,000         6.900%, 07/01/98                                 154,875
     160,000         7.000%, 07/01/99                                 168,200
     995,000         7.300%, 07/01/04                               1,089,525
   1,490,000         7.400%, 07/01/10                               1,614,788
                   Hawaii Community Development
                     Authority Improvement District
                     Refunding Bonds (Kakaako
                     Community Development District
                     Improvement District 1),            NR/NR*
     235,000         4.700%, 07/01/99                                 236,469
     245,000         4.850%, 07/01/00                                 245,919
     255,000         5.000%, 07/01/01                                 255,638
     270,000         5.100%, 07/01/02                                 271,013
     280,000         5.200%, 07/01/03                                 281,750
     300,000         5.300%, 07/01/04                                 302,250
     230,000         5.400%, 07/01/05                                 232,013

                   Hawaii Community Development
                     Authority Improvement District
                     Refunding Bonds (Kakaako
                     Community Development District
                     Improvement District 2),             NR/NR*
     315,000         4.700%, 07/01/99                                 316,969
     325,000         4.850%, 07/01/00                                 326,219
     345,000         5.000%, 07/01/01                                 345,863
     355,000         5.100%, 07/01/02                                 356,331
     375,000         5.200%, 07/01/03                                 377,344
     395,000         5.300%, 07/01/04                                 397,963
     420,000         5.400%, 07/01/05                                 423,675
     435,000         5.500%, 07/01/06                                 440,438
     465,000         5.600%, 07/01/07                                 472,556
     390,000         5.700%, 07/01/08                                 396,338
                   Hawaii Community Development
                     Authority Improvement District
                     Bonds (Kakaako Community
                     Development District Improvement
                     District 2) Pre-Refunded Bonds,      NR/NR*
   1,345,000         7.875%, 07/01/02                               1,445,875
   2,270,000         8.000%, 07/01/08                               2,440,250
                   Hawaii Community Development
                     Authority Improvement District
                     Bonds (Kakaako Community
                     Development District Improvement
                     District 2) Escrowed to Maturity,    NR/NR*
     210,000         7.600%, 07/01/97                                 211,905
                   State of Hawaii Airport System
                     Revenue Bonds, MBIA Insured,         Aaa/AAA
   1,000,000         6.200%, 07/01/00                               1,042,500
   1,150,000         5.250%, 07/01/00                               1,171,563
   6,455,000         6.900%, 07/01/12                               7,197,325
   3,000,000         7.000%, 07/01/18                               3,236,250
   4,025,000         7.000%, 07/01/18                               4,341,969
   1,000,000         6.750%, 07/01/21                               1,056,250


                   State of Hawaii Airports System
                     Revenue Bonds Third Refunding
                     Series 1994, AMBAC Insured,          Aaa/AAA
   3,500,000         5.750%, 07/01/08                               3,535,000
                   State of Hawaii General Obligation
                     Bonds, FGIC Insured,                 Aaa/AAA
   6,000,000         8.000%, 02/01/01                               6,660,000
   2,000,000         5.750%, 01/01/11                               2,052,500
   3,700,000         6.000%, 10/01/11                               3,889,625
   3,500,000         6.000%, 10/01/12                               3,670,625
                   State of Hawaii General Obligation
                     Bonds, FGIC Insured,                 Aaa/AAA
   4,000,000         8.125%, 02/01/00                               4,355,000
   3,000,000         7.250%, 11/01/00                               3,251,250
                   State of Hawaii General Obligation
                     Bonds of 1996, Series CM, FGIC
                     Insured,                             Aaa/AAA
   3,000,000         6.500%, 12/01/15                               3,270,000
                   State of Hawaii General Obligation
                     Bonds of 1997, Series CN, FGIC
                     Insured,                             Aaa/AAA
   7,000,000         5.500%, 03/01/16                               6,755,000
                   State of Hawaii General Obligation
                     Bonds of 1995, Series CK, FGIC
                     Insured,                             Aaa/AAA
   5,555,000         5.250%, 09/01/09                               5,464,731
   1,000,000         5.600%, 09/01/13                                 996,250
   3,000,000         5.600%, 09/01/14                               2,966,250
                   State of Hawaii General Obligation
                     Bonds of 1995, Pre-Refunded
                     Series CJ, FGIC Insured,             Aaa/AAA
   5,000,000         6.250%, 01/01/14                               5,187,500
   5,000,000         6.250%, 01/01/15                               5,175,000
                   State of Hawaii General Obligation
                     Refunding Bonds of 1993, Series
                     CE, FGIC Insured,                    Aaa/AAA
   6,235,000         5.500%, 06/01/08                               6,305,144
   6,235,000         5.500%, 06/01/09                               6,266,175
   5,635,000         5.500%, 06/01/10                               5,620,913


                   State of Hawaii General Obligation
                     Refunding Bonds of 1993, Series
                     CH, FGIC Insured,                   Aaa/AAA
   5,000,000         6.000%, 11/01/07                               5,287,500
   3,390,000         6.000%, 11/01/08                               3,597,638
   2,305,000         6.000%, 03/01/11                               2,420,250
                   State of Hawaii Harbor Capital
                     Improvements Revenue Bonds,
                     MBIA Insured,                       Aaa/AAA
   2,205,000         6.200%, 07/01/08                               2,315,250
   3,850,000         5.750%, 07/01/17+                              3,734,500
                   State of Hawaii Harbor Capital
                     Improvements Revenue Bonds,
                     MBIA Insured,                       Aaa/AAA
  14,000,000         7.250%, 07/01/10                              15,155,000
   1,200,000         7.000%, 07/01/17                               1,285,500
                   State of Hawaii Harbor Revenue
                     Bonds, Series 1992, FGIC Insured,   Aaa/AAA
   3,850,000         6.500%, 07/01/19                               4,013,625
                   State of Hawaii Harbor Revenue
                     Bonds, Refunding Series 1993,
                     FGIC Insured,                       Aaa/AAA
   1,260,000         6.050%, 07/01/04                               1,335,600
   1,225,000         6.150%, 07/01/05                               1,306,156
                   State of Hawaii Harbor Revenue
                     Bonds, Series of 1994, FGIC
                     Insured,                            Aaa/AAA
   1,000,000         6.250%, 07/01/09                               1,050,000
   1,000,000         6.250%, 07/01/10                               1,038,750
   3,725,000         6.250%, 07/01/15                               3,818,125
  10,180,000         6.375%, 07/01/24                              10,409,050
                   State of Hawaii Highway Revenue
                     Bonds Series 1993, FGIC Insured,    Aaa/AAA
   4,000,000         4.875%, 07/01/07                               3,865,000
   3,900,000         5.000%, 07/01/08                               3,768,375
   2,255,000         5.000%, 07/01/09                               2,164,800
   4,575,000         5.000%, 07/01/10                               4,340,531
   2,220,000         5.000%, 07/01/11                               2,081,250
   3,850,000         5.000%, 07/01/12                               3,575,688
   2,750,000         5.000%, 07/01/13                               2,533,438


                   State of Hawaii Highway Revenue
                     Bonds Series 1996, FGIC Insured,    Aaa/AAA
   3,705,000         5.600%, 07/01/13                               3,644,770
   2,000,000         5.250%, 07/01/16                               1,875,000
                     Total Hawaii                                 633,398,000


                   GUAM (0.2%)
                   Government of Guam Ltd. Water
                     System Revenue Bonds, FSA Insured,  Aaa/AAA
   1,500,000         7.000%, 07/01/09                               1,606,875
                       Total Guam                                   1,606,875


                     Total Investments
                        (cost $615,156,778**)     98.2%           635,004,875
                     Other assets in excess of
                         liabilities               1.8             11,351,028

                     Net Assets                  100.0%         $ 646,355,903

                    * Any security not rated has been determined by the
                      Investment Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.

                    + When-issued security.

                   ++ This security is pledged as collateral for
                      the Trust's when-issued commitments.

                   ** Cost for Federal tax purposes is identical.

PORTFOLIO ABBREVIATIONS:
AMBAC              American Municipal Bond Assurance Corp.
FGIC               Financial Guaranty Insurance Co.
FHA                Federal Housing Administration
FSA                Financial Security Assurance
MBIA               Municipal Bond Investors Assurance Corp.

See accompanying notes to financial statements.

                     HAWAIIAN TAX-FREE TRUST
              STATEMENT OF ASSETS AND LIABILITIES
                        MARCH 31, 1997

ASSETS
    Investments at value (identified cost - $615,156,778)      $ 635,004,875
    Cash                                                          12,314,886
    Interest receivable                                           10,760,188
    Receivable for Trust shares sold                               1,349,110
    Other assets                                                      13,213
      Total assets                                               659,442,272

LIABILITIES
    Payable for investment securities purchased                   10,586,578
    Payable for Trust shares redeemed                              1,382,390
    Dividends payable                                                365,761
    Distribution fees payable                                        334,480
    Adviser and Administrator fees payable                           222,551
    Accrued expenses                                                 194,609
      Total liabilities                                           13,086,369

NET ASSETS                                                     $ 646,355,903
    Net Assets consist of:
    Capital Stock, no par value, authorized an unlimited
       number of shares                                        $ 626,895,276
    Distributions in excess of net investment income                (387,470)
    Net unrealized appreciation on investments                    19,848,097
                                                               $ 646,355,903

CLASS A
    Net Assets                                                 $ 640,988,793
    Capital shares outstanding                                    57,070,761
    Net asset value and redemption price per share             $       11.23
    Offering price per share (100/96 of $11.23 adjusted
       to nearest cent)                                        $       11.70

CLASS C
    Net Assets                                                 $   5,367,004
    Capital shares outstanding                                       478,038
    Net asset value and offering price per share               $       11.23
    Redemption price per share (*varies by length of
       time shares are held)                                   $           *

CLASS Y
    Net Assets                                                 $         106
    Capital shares outstanding                                             9
    Net asset value, offering and redemption price
       per share                                               $       11.24

See accompanying notes to financial statements.

                             HAWAIIAN TAX-FREE TRUST
                             STATEMENT OF OPERATIONS
                         FOR THE YEAR ENDED MARCH 31, 1997

INVESTMENT INCOME:
    Interest income                                              $ 38,487,871

EXPENSES:
    Investment Adviser fees (note 2)                 $ 915,693
    Administrator fees (note 2)                      1,700,577
    Distribution fees (note 2)                       1,323,888
    Transfer and shareholder servicing
       agent fees                                      349,784
    Trustees' fees and expenses                        174,902
    Shareholders' reports and proxy statements         115,769
    Legal fees                                          88,935
    Custodian fees                                      61,139
    Registration fees and dues                          48,171
    Audit and accounting fees                           39,428
    Insurance                                           13,302
    Miscellaneous                                       84,023
                                                     4,915,611

    Expenses paid indirectly (note 7)                 (115,208)
      Net expenses                                                  4,800,403
      Net investment income                                        33,687,468

REALIZED AND UNREALIZED GAIN (LOSS) ON
    INVESTMENTS:
    Net realized gain from securities transactions     528,297
    Change in net unrealized appreciation on
       investments                                  (4,593,162)

    Net realized and unrealized loss on
       investments                                                 (4,064,865)
    Net increase in net assets resulting from
       operations                                                $ 29,622,603


See accompanying notes to financial statements.

                         HAWAIIAN TAX-FREE TRUST
                   STATEMENTS OF CHANGES IN NET ASSETS

                                                   YEAR ENDED MARCH 31,
                                                 1997               1996
OPERATIONS:
  Net investment income                       $ 33,687,468       $ 35,225,979
  Net realized gain from securities
     transactions                                  528,297          3,423,716
  Change in unrealized appreciation on
     investments                                (4,593,162)         7,014,254
  Change in net assets resulting from
     operations                                 29,622,603         45,663,949

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
  Class A Shares:
  Net investment income, tax-exempt            (33,607,523)       (34,763,602)
  Net investment income, taxable                         -            (16,422)
  Net realized gain on investments                (721,443)          (445,955)

  Class C Shares:
  Net investment income                            (79,938)                 -
  Net realized gain on investments                  (3,408)                 -

  Class Y Shares:
  Net investment income                                 (7)                 -
  Net realized gain on investments                       -                  -
    Change in net assets from distributions    (34,412,319)       (35,225,979)

CAPITAL SHARE TRANSACTIONS (NOTE 9):
  Proceeds from shares sold                     44,348,965         50,608,455
  Reinvested dividends and distributions        17,392,444         17,419,894
  Cost of shares redeemed                      (70,521,098)        (61,096,857)
    Change in net assets from capital
      share transactions                        (8,779,689)         6,931,492
    Change in net assets                       (13,569,405)        17,369,462

NET ASSETS:
  Beginning of period                          659,925,308        642,555,846
  End of period                              $ 646,355,903      $ 659,925,308

See accompanying notes to financial statements.

                        HAWAIIAN TAX-FREE TRUST
                     NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

    Hawaiian Tax-Free Trust (the "Trust"), a non-diversified, open-end investment company, was organized on May 7, 1984, as a Massachusetts business trust and commenced operations on February 20, 1985. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and, as was the case since inception, are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodial or similar capacity. They are not available to individual retail investors. Class Y share are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

          In Fiscal 1997, the Trust began amortizing bond premium using the constant yield method. Accordingly, net unrealized appreciation and additional paid-in capital have been adjusted by equal amounts at the beginning of the year. This change had no effect on the Trust's net asset value or distribution policy and conforms to the amortization policy followed by the Trust for Federal tax purposes.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3.  FEES AND RELATED PARTY TRANSACTIONS

a)  MANAGEMENT ARRANGEMENTS:

    Management affairs of the Trust are conducted through two separate management arrangements.

    Hawaiian Trust Company, Limited (the "Adviser"), became Investment Adviser to the Trust in February, 1985. In this role, under an Investment Advisory Agreement, the Adviser supervises the Trust's investments and provides various services to the Trust, including maintenance of the Trust's accounting books and records, for which it is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.14 of 1% of the net assets of the Trust.

    The Trust also has an Administration Agreement with Aquila Management Corporation (the "Administrator"), the Trust's founder and sponsor. Under this Agreement, the Administrator provides all administrative services, other than those relating to the management of the Trust's investments. These include providing the office of the Trust and all related services as well as overseeing the activities of all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Administrator is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.26 of 1% of the net assets of the Trust.

    Specific details as to the nature and extent of the services provided by the Adviser and the Administrator are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    The Adviser and the Administrator each agrees that the above fees shall be reduced, but not below zero, by an amount equal to its pro-rata portion (determined on the basis of the respective fees computed as described above) of the amount, if any, by which the total expenses of the Trust in any fiscal year, exclusive of taxes, interest and brokerage fees, shall exceed the lesser of (i) 2.5% of the first $30 million of average annual net assets of the Trust plus 2% of the next $70 million of such assets and 1.5% of its average annual net assets in excess of $100 million, or (ii) 25% of the Trust's total annual investment income. The payment of the above fees at the end of any month will be reduced or postponed so that at no time will there be any accrued but unpaid liability under this expense limitation. No such reduction in fees was required during the year ended March 31, 1997.

    For the year ended March 31, 1997, the Trust incurred fees under the Advisory Agreement and Administration Agreement of $915,693 and $1,700,577, respectively.

b)  DISTRIBUTION AND SERVICING FEES:

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by the Distributor, including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.20% of the Trust's average net assets represented by Class A Shares. For the year ended March 31, 1997, service fees on Class A Shares amounted to $1,304,201, of which the Distributor received $76,168.

    Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 1997, amounted to $14,765, of which the Distributor received $14,765.

    In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended March 31, 1997, amounted to $4,922, of which the Distributor received $4,922.

    Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

    Under a Distribution Agreement, Aquila Distributors, Inc. (the "Distributor") serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Hawaii, with the bulk of sales commissions inuring to such dealers. For the year ended March 31, 1997, the Distributor received sales commissions in the amount of $81,561.

4. PURCHASES AND SALES OF SECURITIES

    During the year ended March 31, 1997, purchases of securities and proceeds from the sales of securities aggregated $58,402,173 and $70,318,684, respectively.

    At March 31, 1997, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $23,481,637 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,633,540 for a net unrealized appreciation of $19,848,097.

5. PORTFOLIO ORIENTATION

    Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Hawaii, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Hawaii and whatever effects these may have upon Hawaii issuers' ability to meet their obligations.

6. DISTRIBUTIONS

    The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually.

    The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Hawaii income taxes. However, due to differences between financial reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to ordinary income taxes. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax. Also, annual capital gains distributions, if any, are taxable.

7. EXPENSES

    The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is general intention of the Fund to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.

8. TRUSTEES' FEE AND EXPENSES

    During the fiscal year there were 11 Trustees. Trustees' fees paid during the year were at the average annual rate of $12,000 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended March 31, 1997 such reimbursements averaged approximately $4,400 per Trustee. One of the Trustees, who is affiliated with the Administrator, is not paid any Trustee fees.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                           Year Ended 3/31/97         Year Ended 3/31/96
                           Shares      Amount        Shares      Amount
Class A Shares:
Proceeds from shares sold  3,435,559  $ 38,837,050    4,446,713  $ 50,608,455
Reinvested distributions   1,531,621    17,341,570    1,529,160    17,419,894
Cost of shares redeemed   (6,222,801)  (70,398,321)  (5,357,030)  (61,096,857)
  Net change              (1,255,621)  (14,219,701)     618,843     6,931,492

Class C Shares:
Proceeds from shares sold    484,452     5,511,815
Reinvested distributions       4,471        50,867
Cost of shares redeemed      (10,885)     (122,777)
  Net change                 478,038     5,439,905

Class Y Shares:
Proceeds from shares sold          8           100
Reinvested distributions           1             7
Cost of shares redeemed            -             -
  Net change                       9           107

Total transactions in Trust
  shares                    (777,574) $ (8,779,689)     618,843   $ 6,931,492

                         HAWAIIAN TAX-FREE TRUST
                          FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

                    Class C(2) Class Y(2)             Class A(1)
                          Year ended               Year ended March 31,
                        March 31, 1997   1997    1996   1995    1994     1993
Net Asset Value,
  Beginning of Period   $11.31  $11.31  $11.31  $11.13  $11.19  $11.60  $11.10

Income from Investment
  Operations:
  Net investment income   0.46    0.74    0.59    0.61    0.62    0.63    0.68
  Net gain (loss) on
    securities (both
    realized and
    unrealized)          (0.08)  (0.07)  (0.08)   0.18   (0.01)  (0.38)   0.50
  Total from
    Investment
    Operations            0.38    0.67    0.51    0.79    0.61    0.25    1.18

Less Distributions
  (note 6):
  Dividends from net
    investment income    (0.45)  (0.73)  (0.58)  (0.61)  (0.62)  (0.63)  (0.68)
  Distributions from
    capital gains        (0.01)  (0.01)  (0.01)     -    (0.05)  (0.03)     -
  Total Distributions    (0.46)  (0.74)  (0.59)   0.61   (0.67)  (0.66)  (0.68)

Net Asset Value, End
  of Period             $11.23  $11.24  $11.23  $11.31  $11.13  $11.19  $11.60

Total Return (not
  reflecting sales
  charge) (%)             3.41    6.14    4.67    7.16    5.75    2.01   10.98

Ratios/Supplemental
  Data
  Net Assets, End
    of Period
    ($ thousands)        5,367     0.1 640,989 659,925 642,556 640,465 597,828
  Ratio of Expenses
    to Average Net
    Assets (%)            1.51    0.53    0.73    0.72    0.75    0.74     0.71
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)            4.06    4.92    5.12    5.32    5.65    5.46    5.92
  Portfolio Turnover
    Rate (%)                 9       9       9      28      33      16      11

Net investment income per share and the ratios of income and expenses to average net assets without the expense offset for uninvested cash balances would have been:
  Net Investment
    Income ($)            0.46    0.74    0.59    0.61    0.62    0.63    0.68
  Ratio of Expenses
    to Average Net
    Assets (%)            1.53    0.55    0.75    0.73    0.77    0.76    0.73
  Ratio of Net
    Investment Income
    to Average Net
    Assets (%)            4.04    4.94    5.11    5.31    5.63    5.44    5.90

(1) Designated as Class A Shares on April 1, 1996.

(2) New Class of Shares established on April 1, 1996.

See accompanying notes to financial statements.

REPORT OF THE ANNUAL AND SPECIAL MEETINGS OF SHAREHOLDERS (UNAUDITED)

      A Special Meeting of Class Y Shareholders of Hawaiian Tax-Free Trust (the "Trust") was held on April 4, 1996(1). At the meeting, the Class Y Shareholders voted on and unanimously approved the provisions of the Trust's Distribution Plan relating to Class Y Shares (votes for: 100 (100%).

      The Annual Meeting of Shareholders of the Trust was held on September 23, 1996(2). At the meeting, the following matters were submitted to a shareholder vote and approved:

(i)    the election of Lacy B. Herrmann, Vernon R. Alden, Arthur K.
       Carlson, William M. Cole, Thomas W. Courtney, Richard W. Cushman, II, Stanley W. Hong, Theodore T. Mason, Russell K. Okata, Douglas Philpotts, and Oswald K. Stender as Trustees to hold office until the next annual meeting of the Trust's shareholders or until his or her successor is duly elected (each Trustee received at least 392,331,746.13 affirmative votes (98.43%); no more than 6,245,443.86 votes were withheld for any Trustee (1.57%)), and

(ii) the ratification of the selection of KPMG Peat Marwick LLP as the Trust's independent auditors for the fiscal year ending March 31, 1997 (votes for: 392,331,746.13 (98.43%); votes against: 1,725,777.59
       (0.43%); abstentions: 4,519,666.26  (1.13%); broker non-votes: 0
       (0.00%)).

-----------

1 On the record date for this meeting, Class Y Shares of the Trust representing a total net asset value of $100 were outstanding and entitled to vote. The holders of all Class Y Shares entitled to vote were present in person at the meeting.

2 On the record date for this meeting, 57,998,826.29 Class A Shares, 15,153.01 Class C Shares, and 8.96 Class Y Shares were outstanding and entitled to vote representing a total net asset value of $648,596,388.84. The holders of shares entitled to vote representing a total net asset value of $398,577,189.99 (61.45%) were present in person or by proxy at the meeting.


FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

    This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO CURRENT ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

    As reported in the financial statements for the fiscal year ended March 31, 1997, 97.89% of the total amount of dividends reported by the Trust should be considered "exempt-interest dividends" and 2.11% of such dividends should be considered a capital gain dividend. 18.27% of the Trust's dividends was derived from interest on "private activity bonds."

    The Trust hereby designates $33,661,324 as exempt-interest dividends for the fiscal year ended March 31, 1997, where such dividends are not subject to regular Federal income tax. The Trust also designates $768,461 as capital gain dividends for Federal income tax purposes for its fiscal year ended March 31, 1997 where such amounts are taxable as long-term capital gains.

     Prior to January 31, 1997, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1996 CALENDAR YEAR.